Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
1
January 31, 2023
(Unaudited)
Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
January 31, 2023
(Unaudited)
Shares Value
COMMON STOCKS — 93.5%
Banks — 4.0%
1,843,516 Bank of America Corp. .......... $ 65,407,948
386,413 JPMorgan Chase & Co. .......... 54,082,363
119,490,311
Communication Services — 5.3%
997,195 Alphabet, Inc. - Class C(a) ........ 99,589,865
151,396 Meta Platforms, Inc. - Class A(a) ... 22,553,462
305,128 Take-Two Interactive Software, Inc.(a) 34,549,643
156,692,970
Consumer Discretionary — 13.1%
26,519 Advance Auto Parts, Inc. ......... 4,038,313
659,603 Amazon.com, Inc.(a) ............ 68,024,857
2,251,835 ANTA Sports Products Ltd. ....... 34,157,228
110,631 Aptiv Plc(a) ................... 12,511,260
253,675 Bath & Body Works, Inc. ......... 11,671,587
94,423 Burlington Stores, Inc.(a) ......... 21,701,238
113,228 Dollar General Corp. ............ 26,450,061
441,566 Dollarama, Inc. ................ 26,406,679
61,227 Domino's Pizza, Inc. ............ 21,613,131
185,638 Expedia Group, Inc.(a) .......... 21,218,423
226,967 Hilton Worldwide Holdings, Inc. ... 32,930,642
1,210,125 Li Ning Co. Ltd. ............... 11,962,889
311,560 LKQ Corp. ................... 18,369,578
56,131 LVMH Moet Hennessy Louis Vuitton
SE ...................... 49,000,985
21,816 MercadoLibre, Inc.(a) ........... 25,779,749
385,836,620
Consumer Staples — 4.8%
311,650 BJ's Wholesale Club Holdings, Inc.(a) 22,585,276
24,152 Costco Wholesale Corp. ......... 12,345,053
258,128 PepsiCo, Inc. .................. 44,145,051
747,187 US Foods Holding Corp.(a) ....... 28,490,240
240,209 Walmart, Inc. ................. 34,558,869
142,124,489
Diversified Financials — 4.7%
219,171 Blackstone, Inc. ................ 21,031,649
346,405 Brookfield Corp. ............... 12,886,266
339,146 Charles Schwab Corp. (The) ...... 26,256,683
339,890 Nasdaq, Inc. .................. 20,457,979
124,907 S&P Global, Inc. ............... 46,832,631
131,826 Tradeweb Markets, Inc. - Class A ... 9,826,310
137,291,518
Energy — 4.8%
323,477 ChampionX Corp. ............. 10,681,211
470,812 ConocoPhillips ................ 57,377,858
106,990 Pioneer Natural Resources Co. ..... 24,645,146
871,708 Schlumberger Ltd. .............. 49,669,922
142,374,137
Shares Value
Health Care — 12.0%
234,240 AmerisourceBergen Corp. ........ $ 39,577,190
583,949 Avantor, Inc.(a) ................ 13,956,381
71,577 Cooper Cos, Inc. (The) .......... 24,975,363
135,040 Danaher Corp. ................ 35,701,875
205,830 IQVIA Holdings, Inc.(a) ......... 47,219,460
46,860 Laboratory Corp. of America Holdings 11,814,343
100,414 STERIS Plc ................... 20,736,495
70,547 Teleflex, Inc. .................. 17,172,551
70,374 Thermo Fisher Scientific, Inc. ...... 40,136,404
146,203 UnitedHealth Group, Inc. ........ 72,983,076
182,325 Zoetis, Inc. ................... 30,172,964
354,446,102
Industrials — 11.6%
257,988 A.O. Smith Corp. .............. 17,465,788
225,310 Canadian Pacific Railway Ltd. ..... 17,783,665
89,600 Carlisle Cos, Inc. ............... 22,477,056
685,570 Copart, Inc.(a) ................ 45,665,818
188,123 Eaton Corp. Plc ................ 30,515,432
114,833 Equifax, Inc. .................. 25,515,893
58,703 HEICO Corp. ................. 10,035,278
973,822 Howmet Aerospace, Inc. ......... 39,624,817
344,499 IAA, Inc.(a) ................... 14,375,943
154,999 Lincoln Electric Holdings, Inc. ..... 25,864,683
50,989 Northrop Grumman Corp. ....... 22,845,111
44,542 Saia, Inc.(a) ................... 12,150,167
295,405 TransUnion ................... 21,195,309
115,301 Union Pacific Corp. ............. 23,543,311
254,898 WillScot Mobile Mini Holdings Corp.
(a) ...................... 12,352,357
341,410,628
Information Technology — 24.8%
347,068 Amphenol Corp. - Class A ........ 27,685,614
939,547 Apple, Inc. ................... 135,567,236
37,848 ASM International NV .......... 12,800,415
62,057 ASML Holding NV ............. 41,059,860
111,743 CDW Corp. .................. 21,904,980
92,690 Keysight Technologies, Inc.(a) ..... 16,623,951
589,469 Microsoft Corp. ............... 146,076,313
150,880 Motorola Solutions, Inc. ......... 38,777,669
81,876 Nice Ltd. - ADR(a) ............. 16,983,539
156,073 NVIDIA Corp. ................ 30,491,982
392,900 Oracle Corp. .................. 34,755,934
37,305 Paycom Software, Inc.(a) ......... 12,084,582
49,336 ServiceNow, Inc.(a) ............. 22,454,294
45,280 Synopsys, Inc.(a) ............... 16,017,800
247,480 Texas Instruments, Inc. .......... 43,855,931
439,389 Visa, Inc. - Class A ............. 101,151,742
86,253 WEX, Inc.(a) ................. 15,954,217
734,246,059
Insurance — 1.0%
94,526 Aon Plc - Class A ............... 30,123,546

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
2
January 31, 2023
(Unaudited)
The following abbreviations are used in the report:
Shares Value
Materials — 2.3%
137,825 Sherwin-Williams Co. (The) ....... $ 32,608,017
198,200 Vulcan Materials Co. ............ 36,336,006
68,944,023
Real Estate — 3.0%
168,536 American Tower Corp. REIT ...... 37,649,257
54,069 Jones Lang LaSalle, Inc.(a) ........ 9,995,736
308,252 Prologis, Inc. REIT ............. 39,850,819
87,495,812
Utilities — 2.1%
484,059 Ameren Corp. ................. 42,050,205
285,657 NextEra Energy, Inc. ............ 21,318,582
63,368,787
Total Common Stocks
(Cost $1,844,779,068)
2,763,845,002
EXCHANGE-TRADED FUNDS — 3.2%
243,324 Consumer Staples Select Sector SPDR
Fund .................... 17,942,712
287,202 Health Care Select Sector SPDR Fund 38,301,258
497,746 iShares China Large-Cap ETF ..... 15,828,323
55,290 SPDR S&P 500 ETF Trust ....... 22,474,279
Total Exchange-Traded Funds
(Cost $93,036,155)
94,546,572
INVESTMENT COMPANY — 3.4%
100,759,680 Federated Hermes Government
Obligations Fund, 4.19%(b) .. 100,759,680
Total Investment Company
(Cost $100,759,680)
100,759,680
TOTAL INVESTMENTS — 100.1%
(Cost $2,038,574,903)
$ 2,959,151,254
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.1)%
(2,708,479)
NET ASSETS — 100.0%
$ 2,956,442,775
(a) Non-income producing security.
(b) The rate shown represents the current yield as of January 31, 2023.
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Banks ...................................... 4.0%
Communication Services ........................ 5.3
Consumer Discretionary ........................ 13.1
Consumer Staples ............................. 4.8
Diversified Financials ........................... 4.7
Energy ..................................... 4.8
Exchange-Traded Funds ......................... 3.2
Health Care ................................. 12.0
Industrials ................................... 11.6
Information Technology ........................ 24.8
Insurance ................................... 1.0
Materials .................................... 2.3
Real Estate .................................. 3.0
Utilities ..................................... 2.1
Other* ..................................... 3.3
100.0%
* Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.